Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 35.5%	Principal Amount	Value
Aerospace & defense - 1.5%
The Boeing Co.,
2.80%, 03/01/27	$315,000	$328,223
2.95%, 02/01/30	1,060,000	1,080,411
5.04%, 05/01/27	4,460,000	5,195,354
5.15%, 05/01/30	3,050,000	3,621,719
Agriculture - 0.6%
BAT Capital Corp., 4.91%, 04/02/30	3,260,000	3,857,447
Air freight & logistics - 0.3%
FedEx Corp., 3.80%, 05/15/25	2,085,000	2,339,672
Airlines - 2.6%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,120,000	1,208,800
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	5,790,000	6,468,901
American Airlines, Pass Through Trust,
Series 2013-1, Class A, 4.00%, 01/15/27	779,029	715,049
Series 2013-2, Class A, 4.95%, 07/15/24	475,015	465,571
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,010,000	2,155,725
Delta Air Lines, Pass Through Trust,
Series 2007-1, Class A, 6.82%, 02/10/24	394,004	405,975
Series 2020-1, Class AA, 2.00%, 12/10/29	1,673,428	1,677,120
JetBlue, Pass Through Trust,
Series 2019-1, Class AA,, 2.75%, 11/15/33	1,483,669	1,472,804
Series 2020-1, Class A, 4.00%, 05/15/34	1,385,000	1,510,900
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	277,756	284,534
Series 2016-2, Class AA, 2.88%, 04/07/30	172,490	172,603
Series 2018-1, Class AA, 3.50%, 03/01/30	417,792	430,250
US Airways, Pass Through Trust, Series 2012-1, Class A, 5.90%, 04/01/26	617,019	626,327
Auto manufacturers - 5.5%
American Honda Finance Corp.,
0.65%, 09/08/23	1,955,000	1,968,715
0.88%, 07/07/23	2,550,000	2,577,713
1.20%, 07/08/25	800,000	814,550
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	1,200,000	1,209,138
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	235,000	238,121
General Motors Financial Co., Inc.,
1.25%, 01/08/26	4,815,000	4,801,054
1.70%, 08/18/23	815,000	833,597
2.75%, 06/20/25	6,830,000	7,258,649
5.10%, 01/17/24	2,255,000	2,519,311
Hyundai Capital America,
144A, 0.80%, 01/08/24	4,990,000	4,974,656
144A, 1.25%, 09/18/23	1,385,000	1,399,036
144A, 6.38%, 04/08/30	1,740,000	2,298,089
Volkswagen Group of America Finance LLC,
144A, 2.70%, 09/26/22	1,875,000	1,941,311
144A, 3.75%, 05/13/30	3,750,000	4,268,135
Banks - 8.4%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	7,095,000	7,397,818
3.50%, 04/19/26	1,465,000	1,649,585
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	905,000	1,014,982
(Fixed until 07/23/28, then 3 Month LIBOR USD + 1.31%), 4.27%, 07/23/29	3,620,000	4,260,859
Barclays PLC, (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	3,015,000	3,026,725
Citigroup, Inc.,
(Fixed until 06/03/30, then SOFR + 2.11%), 2.57%, 06/03/31	760,000	791,804
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	2,260,000	2,377,371
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	2,690,000	3,196,146
Fifth Third Bancorp, 2.55%, 05/05/27	3,445,000	3,731,884
HSBC Holdings PLC, 4.95%, 03/31/30	2,770,000	3,410,389
JPMorgan Chase & Co.,
(Fixed until 09/16/23, then SOFR + 0.60%), 0.65%, 09/16/24	3,670,000	3,690,500
(Fixed until 12/05/28, then 3 Month LIBOR USD + 1.33%), 4.45%, 12/05/29	2,000,000	2,388,973
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	4,655,000	5,596,876
Mitsubishi UFJ Financial Group, Inc. (Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	2,200,000	2,216,516
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/12/23	3,100,000	3,128,793
Wells Fargo & Co. (Fixed until 04/04/30, then 3 Month LIBOR USD + 3.77%), 4.48%, 04/04/31	7,095,000	8,510,935
Capital markets - 2.5%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	3,100,000	3,295,265
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,750,000	3,131,209
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	5,465,000	5,777,573
3.50%, 04/01/25	1,215,000	1,341,199
UBS Group AG (Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	3,015,000	3,040,947
Containers & packaging - 0.6%
Sonoco Products Co., 3.13%, 05/01/30	3,750,000	4,092,714
Diversified financial services - 0.7%
GE Capital International Funding Co., 4.42%, 11/15/35	4,075,000	4,770,508
Diversified telecommunication services - 1.0%
AT&T, Inc.,
144A, 2.55%, 12/01/33	1,516,000	1,511,511
4.30%, 02/15/30	4,240,000	4,974,368
Verizon Communications, Inc., 4.02%, 12/03/29	405,000	474,907
Electric - 1.2%
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	545,049
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	2,070,840
5.65%, 04/01/40	3,485,000	4,969,972
Oncor Electric Delivery Co., LLC, 2.95%, 04/01/25	485,000	529,240
Electric utilities - 2.7%
American Electric Power Co, Inc., 0.75%, 11/01/23	3,830,000	3,838,712
Duke Energy Corp., 0.90%, 09/15/25	3,345,000	3,354,830
IPALCO Enterprises, Inc., 144A, 4.25%, 05/01/30	3,635,000	4,148,814
Pacific Gas and Electric Co., 1.75%, 06/16/22	3,570,000	3,581,710
Southern California Edison Co., 1.20%, 02/01/26	2,845,000	2,865,473
Equity real estate investment trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	230,000	288,298
Ventas Realty LP, 4.75%, 11/15/30	2,675,000	3,210,202
Hotels, restaurants & leisure - 0.3%
Starbucks Corp., 2.55%, 11/15/30	2,000,000	2,121,232
Industrial conglomerates - 0.7%
General Electric Co.,
3.63%, 05/01/30	735,000	816,226
4.25%, 05/01/40	3,455,000	3,944,079
Insurance - 0.6%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	1,150,000	1,174,324
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	2,625,000	2,633,238
Multi-utilities - 0.9%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,685,000	2,853,570
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.75%, 09/15/23	1,435,000	1,438,105
3.38%, 04/01/30	1,550,000	1,731,132
Oil, gas & consumable fuels - 2.2%
Chevron Corp., 1.55%, 05/11/25	1,420,000	1,465,770
Kinder Morgan, Inc., 4.30%, 06/01/25	2,505,000	2,830,589
ONEOK, Inc., 4.25%, 02/01/22	650,000	667,303
Phillips 66, 3.85%, 04/09/25	1,330,000	1,483,514
Suncor Energy, Inc., 3.10%, 05/15/25	1,270,000	1,380,087
TransCanada PipeLines Ltd., 4.10%, 04/15/30	6,340,000	7,360,501
Pipelines - 0.5%
Colonial Enterprises, Inc., 144A, 3.25%, 05/15/30	3,000,000	3,339,779
Software - 0.2%
VMware, Inc., 4.50%, 05/15/25	1,222,000	1,386,594
Telecommunications - 0.5%
T-Mobile USA, Inc., 144A, 3.50%, 04/15/25	3,100,000	3,398,206
Tobacco - 0.5%
Reynolds American, Inc., 4.45%, 06/12/25	2,770,000	3,135,349
Transportation - 1.0%
CSX Transportation, Inc., 6.25%, 01/15/23	185,252	203,783
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,625,000	5,656,177
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	77,723	78,950
Series 2005, 5.08%, 01/02/29	284,552	321,898
Series 2006, 5.87%, 07/02/30	280,574	330,286
Total corporate bonds (cost $230,131,614)		239,073,649

MORTGAGE AND ASSET-BACKED SECURITIES - 24.8%
Asset-backed securities - 4.1%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.45%, 10/15/25	4,270,000	4,288,363
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	3,145,000	3,226,205
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.48%, 03/16/26	1,985,000	1,994,530
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.49%, 04/15/25	3,105,000	3,119,286
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.46%, 08/15/25	3,770,000	3,786,213
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	5,830,000	5,850,564
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	126,262	126,602
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	107,539	107,812
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	173,881	174,436
Hyundai Auto Lease Securitization Trust, Series 2020-B, Class A1, 144A, 0.20%, 10/15/21	555,873	555,871
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,895,000	3,910,585
World Omni Select Auto Trust, Series 2018-1A, Class A3, 144A, 3.46%, 03/15/23	271,979	272,443
Commercial mortgage-backed securities - 6.0%
BANK,
Series 2018-BN10, Class A1, 2.62%, 02/17/61	751,801	763,975
Series 2020-BNK30, Class A2, 1.36%, 12/17/53	1,170,000	1,178,561
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	780,000	804,520
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,734,773
Series 2021-B23, Class A2, 1.62%, 02/15/54	2,160,000	2,224,765
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4, 3.83%, 12/17/47	2,007,835	2,024,187
Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	2,075,846
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	642,188	673,599
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,492,735	1,594,742
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	304,710	315,863
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	475,315	494,639
Series 2014-LC17, Class A4, 3.65%, 10/11/47	3,210,000	3,489,684
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	2,100,000	2,321,084
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,200,000	1,309,655
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,385,000	4,514,900
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	1,567,217	1,591,251
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	177,530	183,752
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	390,173
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4, 3.48%, 06/16/45	1,848,738	1,876,375
Series 2014-C20, Class ASB, 3.46%, 07/17/47	950,255	997,988
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	1,385,000	1,472,951
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	480,051
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	990,752	1,056,729
Morgan Stanley Capital I Trust, Series 2017-H1, Class A1, 1.95%, 06/17/50	659,707	663,356
Wells Fargo Commercial Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	1,100,000	1,161,506
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,588,079
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	464,811	491,694
Federal agency mortgage-backed obligations - 14.7%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,920,467
Series 1671, Class AM, 2.10%, 12/01/27	759,583	794,836
Series 4012, Class MA, 2.00%, 05/01/35	2,618,764	2,737,900
Series 4126, Class MA, 2.00%, 09/01/30	18,746,190	19,599,016
Series 4148, Class MA, 2.00%, 10/01/30	1,053,107	1,101,016
Series 5796, Class AN, 3.03%, 06/01/27	355,000	384,923
Series 387770, 3.63%, 07/01/28	455,000	518,224
TBA, 1.50%, 02/15/36	19,115,000	19,600,342
TBA, 2.00%, 02/15/36	22,535,000	23,544,673
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	239,685	241,370
Series 2016-M6, Class AB2, 2.40%, 05/25/26	333,848	353,428
Series 2020-M17, Class A1, 1.25%, 01/25/28	6,718,103	6,847,979
Freddie Mac Pool, Series 5034, Class RD, 2.00%, 09/01/30	2,500,434	2,616,222
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	25	25
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,166,748	1,210,997
Series 2583, Class AB, 2.14%, 08/15/23	326,075	331,106
Ginnie Mae II Pool, Series 6865, Class MA, 2.50%, 09/20/50	14,941,299	15,733,586
Total mortgage and asset-backed securities (cost $165,180,770)		166,423,718

FOREIGN GOVERNMENT BONDS - 0.7%
Israel Government International Bond, 2.75%, 07/03/30	380,000	416,266
Mexico Government International Bond, 4.00%, 10/02/23	4,025,000	4,399,365
Total foreign government bonds (cost $4,729,324)		4,815,631

U.S. TREASURIES - 43.5%
U.S. Treasury Bonds,
1.25%, 05/15/50	53,410,000	46,224,686
1.38%, 08/15/50	10,975,000	9,807,191
U.S. Treasury Notes,
0.63%, 08/15/30	73,075,000	70,197,672
0.88%, 11/15/30	26,860,000	26,356,375
1.13%, 07/31/21	48,155,000	48,403,299
1.13%, 08/31/21	42,445,000	42,697,017
1.25%, 10/31/21	48,050,000	48,470,438
Total U.S. Treasuries (cost $293,285,136)		292,156,678
Total investment portfolio (cost $693,326,844) - 104.5%		702,469,676
Liabilities in excess of other assets - (4.5)%		(30,359,016)
Total net assets - 100.0%		$672,110,660

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral.  To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly.  Rate shown is the rate in effect as of the date of this report.

REMIC - Real estate mortgage investment conduit

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2021

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 35	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/25	$53,930,000	$1,195,977	$1,070,713	$125,264
Total swap contracts							$53,930,000	$1,195,977	$1,070,713	$125,264

There is $27,757 variation margin due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.